Shareholder Report, Holdings (Details)	Jul. 31, 2026
C 000033068 [Member] | Semiconductor Capital Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.97%
C 000033068 [Member] | Petroleum Refining [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.82%
C 000033068 [Member] | Computer Hardware [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.45%
C 000033068 [Member] | Diversified Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C 000033068 [Member] | Computerand Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.94%
C 000033068 [Member] | Farmand Construction Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C 000033068 [Member] | Online Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.31%
C 000033068 [Member] | Application Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.75%
C 000033068 [Member] | Semiconductor [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.55%
C 000033068 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.41%
C 000033068 [Member] | Railroad [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.99%
C 000033068 [Member] | Aerospaceand Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.91%
C 000033068 [Member] | Retail Appareland Specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.83%
C 000033068 [Member] | Environmental [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.71%
C 000033068 [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.26%
C 000033068 [Member] | Home Improvement Stores [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%
C 000033068 [Member] | Industrial Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.86%
C 000033068 [Member] | Computer Softwareand Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.76%
C 000033068 [Member] | Chemicals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%
C 000033068 [Member] | Drug [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.51%
C 000033068 [Member] | Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.39%
C 000033068 [Member] | Health Care Providers [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.33%
C 000033068 [Member] | Industrial Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.17%
C 000033068 [Member] | Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.13%
C 000033068 [Member] | Insurance Propertyand Causality [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.84%
C 000033069 [Member] | Semiconductor Capital Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.97%
C 000033069 [Member] | Petroleum Refining [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.82%
C 000033069 [Member] | Computer Hardware [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.45%
C 000033069 [Member] | Diversified Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C 000033069 [Member] | Computerand Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.94%
C 000033069 [Member] | Farmand Construction Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C 000033069 [Member] | Online Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.31%
C 000033069 [Member] | Application Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.75%
C 000033069 [Member] | Semiconductor [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.55%
C 000033069 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.41%
C 000033069 [Member] | Railroad [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.99%
C 000033069 [Member] | Aerospaceand Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.91%
C 000033069 [Member] | Retail Appareland Specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.83%
C 000033069 [Member] | Environmental [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.71%
C 000033069 [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.26%
C 000033069 [Member] | Home Improvement Stores [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%
C 000033069 [Member] | Industrial Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.86%
C 000033069 [Member] | Computer Softwareand Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.76%
C 000033069 [Member] | Chemicals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%
C 000033069 [Member] | Drug [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.51%
C 000033069 [Member] | Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.39%
C 000033069 [Member] | Health Care Providers [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.33%
C 000033069 [Member] | Industrial Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.17%
C 000033069 [Member] | Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.13%
C 000033069 [Member] | Insurance Propertyand Causality [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.84%
C 000033070 [Member] | Semiconductor Capital Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.97%
C 000033070 [Member] | Petroleum Refining [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.82%
C 000033070 [Member] | Computer Hardware [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.45%
C 000033070 [Member] | Diversified Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C 000033070 [Member] | Computerand Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.94%
C 000033070 [Member] | Farmand Construction Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C 000033070 [Member] | Online Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.31%
C 000033070 [Member] | Application Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.75%
C 000033070 [Member] | Semiconductor [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.55%
C 000033070 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.41%
C 000033070 [Member] | Railroad [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.99%
C 000033070 [Member] | Aerospaceand Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.91%
C 000033070 [Member] | Retail Appareland Specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.83%
C 000033070 [Member] | Environmental [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.71%
C 000033070 [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.26%
C 000033070 [Member] | Home Improvement Stores [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%
C 000033070 [Member] | Industrial Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.86%
C 000033070 [Member] | Computer Softwareand Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.76%
C 000033070 [Member] | Chemicals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%
C 000033070 [Member] | Drug [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.51%
C 000033070 [Member] | Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.39%
C 000033070 [Member] | Health Care Providers [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.33%
C 000033070 [Member] | Industrial Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.17%
C 000033070 [Member] | Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.13%
C 000033070 [Member] | Insurance Propertyand Causality [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.84%
C 000033067 [Member] | Semiconductor Capital Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.97%
C 000033067 [Member] | Petroleum Refining [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.82%
C 000033067 [Member] | Computer Hardware [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.45%
C 000033067 [Member] | Diversified Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C 000033067 [Member] | Computerand Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.94%
C 000033067 [Member] | Farmand Construction Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C 000033067 [Member] | Online Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.31%
C 000033067 [Member] | Application Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.75%
C 000033067 [Member] | Semiconductor [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.55%
C 000033067 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.41%
C 000033067 [Member] | Railroad [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.99%
C 000033067 [Member] | Aerospaceand Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.91%
C 000033067 [Member] | Retail Appareland Specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.83%
C 000033067 [Member] | Environmental [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.71%
C 000033067 [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.26%
C 000033067 [Member] | Home Improvement Stores [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%
C 000033067 [Member] | Industrial Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.86%
C 000033067 [Member] | Computer Softwareand Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.76%
C 000033067 [Member] | Chemicals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%
C 000033067 [Member] | Drug [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.51%
C 000033067 [Member] | Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.39%
C 000033067 [Member] | Health Care Providers [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.33%
C 000033067 [Member] | Industrial Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.17%
C 000033067 [Member] | Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.13%
C 000033067 [Member] | Insurance Propertyand Causality [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.84%